UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7720

        Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.7% (4.6% of Total Investments)
$ 1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$1,220,595
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
265	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	236,009
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,210	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	2,547,617
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
1,350	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	535,653
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

6,325	Total Consumer Staples			4,539,874

	Education and Civic Organizations – 6.5% (4.5% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	56,779
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	42,645
60	5.000%, 11/01/25	11/15 at 100.00	A2	53,969
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	AA–	832,087
	Trust 1065, 8.923%, 3/01/33 (IF)
2,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	AA	1,858,760
	MBIA Insured
1,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	AA	1,590,420
	5/15/17 – AMBAC Insured (UB)

4,787	Total Education and Civic Organizations			4,434,660

	Energy – 0.5% (0.3% of Total Investments)
500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	315,855
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 20.4% (14.0% of Total Investments)
4,705	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/09 at 100.00	CCC	3,623,791
	Hospital, Series 1993, 5.750%, 5/15/15
155	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	120,203
	Series 2006, 5.000%, 4/01/37
1,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	718,955
	Trust 3146, 11.686%, 11/15/46 (IF)
1,500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,290,960
	LLC, Series 2001A, 5.550%, 8/01/31
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	460,128
	of Central California, Series 2007, 5.250%, 2/01/46
377	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	217,534
	System, Trust 2554, 14.196%, 7/01/47 – FSA Insured (IF)
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A+	762,460
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
2,180	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,650,151
	Series 2006, 5.000%, 3/01/41
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	612,981
	Series 2001C, 5.250%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	755,240
	Series 2007A, 4.750%, 4/01/33
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A+	2,041,494
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/08 at 100.00	BBB	755,394
	2008A, 8.250%, 12/01/38
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	AA	792,220
	2007A, 4.500%, 5/15/37 – MBIA Insured

17,527	Total Health Care			13,801,511

	Housing/Single Family – 0.5% (0.4% of Total Investments)
185	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	173,269
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
175	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/09 at 100.00	AA	171,820
	8/01/20 – MBIA Insured (Alternative Minimum Tax)
15	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	No Opt. Call	AAA	15,272
	Family Mortgage Revenue Bonds, Series 1996C, 7.500%, 8/01/27 (Alternative Minimum Tax)

375	Total Housing/Single Family			360,361

	Industrials – 0.5% (0.4% of Total Investments)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	363,470
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 22.4% (15.3% of Total Investments)
1,500	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 – MBIA Insured	2/13 at 100.00	AA	1,305,675
4,000	California, General Obligation Veterans Welfare Bonds, Series 1999BR, 5.300%, 12/01/29	12/08 at 100.00	AA–	3,417,520
	(Alternative Minimum Tax)
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2002B,	6/16 at 100.00	AAA	5,690,400
	5.000%, 6/01/29 – FSA Insured (UB)
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AA	3,299,250
	Bonds, Series 1997A, 6.150%, 8/01/15 – MBIA Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	15,175
	5.250%, 8/01/22 – MBIA Insured
135	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	128,079
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AA	1,294,174
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured

16,005	Total Tax Obligation/General			15,150,273

	Tax Obligation/Limited – 44.8% (30.7% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	BBB+	845,730
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AA–	1,670,168
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AA–	1,799,259
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/09 at 101.00	A	6,110,682
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 -
	AMBAC Insured
905	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	962,024
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	132,500
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AA	360,365
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,450	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	A2	299,208
	Revenue Bonds, Series 2005A, Trust Series 1500, 1.053%, 6/01/45 – AMBAC Insured (IF)
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
80	5.000%, 9/01/26	9/16 at 100.00	N/R	56,583
185	5.125%, 9/01/36	9/16 at 100.00	N/R	118,326
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/11 at 100.00	AA	2,983,855
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – MBIA Insured
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	244,280
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA	1,691,780
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 –	8/15 at 100.00	AA	2,556,448
	MBIA Insured
1,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway	2/09 at 102.00	N/R	1,008,660
	Business Centre, Series 1998, 6.500%, 8/15/09
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	119,483
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	164,979
	8/01/25 – AMBAC Insured
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA	1,563,345
	5.400%, 11/01/20 – MBIA Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AA–	3,126,690
	5.400%, 11/01/20
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,500	5.800%, 9/01/18	3/09 at 101.00	Baa3	1,380,540
1,000	5.800%, 9/01/27	3/09 at 101.00	Baa3	806,580
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA	256,321
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%, 12/01/19 –	12/11 at 102.00	AA+	2,093,378
	AMBAC Insured

33,525	Total Tax Obligation/Limited			30,351,184

	Transportation – 3.5% (2.4% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	722,584
	2006, 5.000%, 4/01/31 (UB)
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	172,728
	2008, Trust 3211, 11.894%, 4/01/39 (IF)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,474,140
	1995A, 5.000%, 1/01/35

3,000	Total Transportation			2,369,452

	U.S. Guaranteed – 20.3% (13.9% of Total Investments) (4)
2,250	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	2,497,005
	5/01/18 (Pre-refunded 5/01/12)
3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	3,143,370
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – FSA Insured (ETM)
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	3,950,224
	5.250%, 2/01/21 (Pre-refunded 8/01/13) – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/21	7/10 at 100.00	AA (4)	2,120,600
	(Pre-refunded 7/01/10) – MBIA Insured
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project,	3/24 at 100.00	N/R (4)	2,049,180
	Series 1999A, 5.750%, 3/15/29 (Pre-refunded 3/15/24)

12,745	Total U.S. Guaranteed			13,760,379

	Utilities – 8.5% (5.8% of Total Investments)
890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	601,257
	2007A, 5.500%, 11/15/37
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA	276,554
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	239,478
	9/01/31 – SYNCORA GTY Insured
4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,625,571
	2002Q, 5.250%, 8/15/20 – FSA Insured

6,040	Total Utilities			5,742,860

	Water and Sewer – 11.3% (7.7% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 –	6/14 at 100.00	AA–	1,100,025
	AMBAC Insured
5,000	Culver City, California, Wastewater Facilities Revenue Refunding Bonds, Series 1999A, 5.700%,	9/09 at 102.00	AA	5,000,750
	9/01/29 – FGIC Insured
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	173,252
	5.000%, 4/01/36 – MBIA Insured
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	1,375,670
	Project, Series 2003, 5.500%, 7/01/33

8,125	Total Water and Sewer			7,649,697

$ 109,454	Total Investments (cost $109,321,265) – 145.9%			98,839,576

	Floating Rate Obligations – (8.3)%			(5,590,000)

	Other Assets Less Liabilities – 25.9%			17,488,248

	Auction Rate Preferred Shares, at Liquidation Value – (63.5)% (5)			(43,000,000)

	Net Assets Applicable to Common Shares – 100%			$67,737,824

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 43.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$98,839,576	$ —	$98,839,576

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $103,668,363.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,919,206
Depreciation	(12,337,305)

Net unrealized appreciation (depreciation) of investments	$(10,418,099)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009